MONTEREY MUTUAL FUND

                    SUPPLEMENT TO THE MURPHY NEW WORLD FUNDS'
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 29, 2002

       Effective July 1, 2002, UMB Fund Services, Inc., a Wisconsin corporation (the "Administrator"), will serve as administrator and fund accountant to each Fund. Effective July 1, 2002, Orbitex Fund Services, Inc., formerly known as "American Data Services, Inc.," a New York corporation, will cease to provide administration and fund accounting services to each Fund.

       Pursuant to an Administration and Fund Accounting Agreement, the Administrator provides certain administrative and fund accounting services to the Funds. The Administrator's services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of each Fund's books and records, maintaining all general ledger accounts and related subledgers; overseeing the Funds' fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the Securities and Exchange Commission; preparing financial statements for the Funds' annual and semi-annual reports to the Securities and Exchange Commission; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring each Fund's income and expense accruals and causing appropriate expenses to be paid from Trust assets; periodically monitoring each Fund's compliance with its policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for each Fund and each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Trustees, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for each Fund based on valuations provided by pricing services of the Adviser; and generally assisting in the Trust's administrative operations as mutually agreed by the Trust and the Administrator.

       For its services as administrator and fund accountant, the Trust will pay the Administrator a fee, computed daily and paid monthly, plus out-of-pocket expenses, certain pricing fees and special project fees at the rates set forth in the following table, subject to a minimum annual fee of approximately $59,500 per Fund.

     ------------------------------------ -----------------------------------
     Average Net Assets                   Basis Points
     ------------------------------------ -----------------------------------
     Up to $50 Million                    13.0 basis points (0.13%)
     ------------------------------------ -----------------------------------
     $50 Million to $100 Million          5.5 basis points (0.055%)
     ------------------------------------ -----------------------------------
     $100 Million to $250 Million         5.0 basis points (0.05%)
     ------------------------------------ -----------------------------------
     $250 Million to $500 Million         3.0 basis points (0.03%)
     ------------------------------------ -----------------------------------
     Over $500 Million                    2.0 basis points (0.02%)
     ------------------------------------ -----------------------------------


                  The date of this Supplement is July 1, 2002.

                              MONTEREY MUTUAL FUND

                          SUPPLEMENT TO THE PIA FUNDS'
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 29, 2002

       Effective July 1, 2002, UMB Fund Services, Inc., a Wisconsin corporation (the "Administrator"), will serve as administrator and fund accountant to each Fund. Effective July 1, 2002, Orbitex Fund Services, Inc., formerly known as "American Data Services, Inc.," a New York corporation, will cease to provide administration and fund accounting services to each Fund.

       Pursuant to an Administration and Fund Accounting Agreement, the Administrator provides certain administrative and fund accounting services to the Funds. The Administrator's services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of each Fund's books and records, maintaining all general ledger accounts and related subledgers; overseeing the Funds' fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the Securities and Exchange Commission; preparing financial statements for the Funds' annual and semi-annual reports to the Securities and Exchange Commission; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring each Fund's income and expense accruals and causing appropriate expenses to be paid from Trust assets; periodically monitoring each Fund's compliance with its policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for each Fund and each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Trustees, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for each Fund based on valuations provided by pricing services of the Adviser; and generally assisting in the Trust's administrative operations as mutually agreed by the Trust and the Administrator.

       For its services as administrator and fund accountant, the Trust will pay the Administrator a fee, computed daily and paid monthly, plus out-of-pocket expenses, certain pricing fees and special project fees at the rates set forth in the following table, subject to a minimum annual fee of approximately $59,500 per Fund.

     ------------------------------------ -----------------------------------
     Average Net Assets                   Basis Points
     ------------------------------------ -----------------------------------
     Up to $50 Million                    13.0 basis points (0.13%)
     ------------------------------------ -----------------------------------
     $50 Million to $100 Million          5.5 basis points (0.055%)
     ------------------------------------ -----------------------------------
     $100 Million to $250 Million         5.0 basis points (0.05%)
     ------------------------------------ -----------------------------------
     $250 Million to $500 Million         3.0 basis points (0.03%)
     ------------------------------------ -----------------------------------
     Over $500 Million                    2.0 basis points (0.02%)
     ------------------------------------ -----------------------------------


                  The date of this Supplement is July 1, 2002.

                              MONTEREY MUTUAL FUND

                        SUPPLEMENT TO THE OCM GOLD FUND'S
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 29, 2002

       Effective July 1, 2002, UMB Fund Services, Inc., a Wisconsin corporation (the "Administrator"), will serve as administrator and fund accountant to the Fund. Effective July 1, 2002, Orbitex Fund Services, Inc., formerly known as "American Data Services, Inc.," a New York corporation, will cease to provide administration and fund accounting services to the Fund.

       Pursuant to an Administration and Fund Accounting Agreement, the Administrator provides certain administrative and fund accounting services to the Fund. The Administrator's services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of the Fund's books and records, maintaining all general ledger accounts and related subledgers; overseeing the Fund's fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the Securities and Exchange Commission; preparing financial statements for the Fund's annual and semi-annual reports to the Securities and Exchange Commission; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring the Fund's income and expense accruals and causing appropriate expenses to be paid from Trust assets; periodically monitoring the Fund's compliance with its policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Fund and the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Trustees, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for the Fund based on valuations provided by pricing services of the Adviser; and generally assisting in the Trust's administrative operations as mutually agreed by the Trust and the Administrator.

       For its services as administrator and fund accountant, the Trust will pay the Administrator a fee, computed daily and paid monthly, plus out-of-pocket expenses, certain pricing fees and special project fees at the rates set forth in the following table, subject to a minimum annual fee of approximately $59,500.

     ------------------------------------ -----------------------------------
     Average Net Assets                   Basis Points
     ------------------------------------ -----------------------------------
     Up to $50 Million                    13.0 basis points (0.13%)
     ------------------------------------ -----------------------------------
     $50 Million to $100 Million          5.5 basis points (0.055%)
     ------------------------------------ -----------------------------------
     $100 Million to $250 Million         5.0 basis points (0.05%)
     ------------------------------------ -----------------------------------
     $250 Million to $500 Million         3.0 basis points (0.03%)
     ------------------------------------ -----------------------------------
     Over $500 Million                    2.0 basis points (0.02%)
     ------------------------------------ -----------------------------------


                  The date of this Supplement is July 1, 2002.